Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net loss	$ (1,204,591)	$ (97,360)	$ (2,363,582)	$ (125,039)
Adjustments to reconcile net loss to net cash flows used in operating activities
Stock-based compensation in connection with stock option grants	316,896
Stock-based compensation in connection with employee stock option grants and warrant issuance			1,460,335
Stock-based compensation in connection with stock issued for consulting services			162,000
Changes in assets and liabilities:
Accounts receivable	(10,000)		(10,000)
Prepaid and other current assets	(55,000)		(5,000)
Accounts payable and accrued expenses	88,000	127	80,018	(13,362)
Payable to related party	(19,145)		29,972	5,503
Deferred revenue	7,500		10,000
Net cash flows used in operating activities	(876,340)	(97,233)	(636,257)	(132,898)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of placement agent fee	582,500	478,750	1,428,750	121,250
Net cash flows provided by financing activities	582,500	478,750	1,428,750	121,250
Net change in cash	(293,840)	381,517	792,493	(11,648)
Cash at beginning of period	800,331	7,838	7,838	19,486
Cash at end of period	506,491	389,355	800,331	7,838
Supplemental disclosure of non-cash flow information:
Interest paid
Income taxes paid